Schedule of bank loans (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Line of Credit Facility [Line Items]
Total	$ 583,186	$ 781,702	$ 1,090,163
Bank loans, current portion	228,264	305,965	299,543
Bank loans, non-current portion	$ 354,922	$ 475,737	790,620
C I M B Bank [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	August
Interest Rate	3.00%	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Total	$ 17,163	$ 23,005	56,663
D B S Bank Ltd [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	June
Interest Rate	3.00%	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company
Total	$ 386,985	$ 518,715	715,566
Maybank [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	November
Interest Rate	2.75%	2.75%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Total	$ 179,038	$ 239,982	$ 317,934